Note 10 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Advances [Member]
Note 10 - Borrowings (Tables) [Line Items]
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	2014	2013
	(Dollars in Thousands)
FHLB short-term borrowings:
Average balance outstanding	$7,682	$1,486
Maximum amount outstanding at any month-end during the period	11,500	5,500
Balance outstanding at end of period	7,000	5,500
Average interest rate during the period	0.27%	2.83%
Weighted average interest rate at end of period	0.27%	0.25%

Federal Home Loan Bank Advances [Member]
Note 10 - Borrowings (Tables) [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2014		December 31, 2013
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2016	$1,000	0.88%	$--	$--
2017	1,500	1.30	--	--
2018	1,000	1.71	--	--
2019	1,000	2.02	--	--
Total FHLB long-term debt	$4,500	1.46%	$--	$--